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                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

                        SUPPLEMENT DATED JULY 1, 2003 TO
              THE PROSPECTUSES DATED MAY 1, 2003 FOR THE PRODUCTS:

              VUL(CV), VUL(CV)-II, VUL(CV)-III, VUL(DB), VUL(DB)-II
                   SVUL-II, SVUL-III, CVUL AND CVUL SERIES III


The information in this supplement updates and amends certain information which may be contained in the May 1, 2003 Prospectus. Keep this supplement with your Prospectus for reference.

1. Effective May 1, 2003, the trust name for the Alliance Variable Products Series Fund, Inc. was changed to the AllianceBernstein Variable Products Series Fund, Inc.

2. The following replaces the second sentence of the footnote to Table III:
   Total Annual Fund Operating Expenses in the "Charges and Fees" section:

These waivers and reductions generally extend through April 30, 2004 but may be terminated at any time by the fund.

3. The following replaces the fund objective for the Janus Aspen Mid Cap Growth Portfolio in the "Funds" section:

Seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

SUPP-03.07

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                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY:
              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y

                           SUPPLEMENT DATED JULY 1, 2003 TO
               THE PROSPECTUSES DATED MAY 1, 2003 FOR THE PRODUCTS:

           VUL-I, AMERICAN LEGACY VUL(CV)-III, AMERICAN LEGACY VUL(DB)-II
                          AND AMERICAN LEGACY SVUL-III

The information in this supplement updates and amends certain information contained in the May 1, 2003 Prospectus. Keep this supplement with your Prospectus for reference.

The following replaces the second sentence of the footnote to Table III: Total Annual Fund Operating Expenses in the "Charges and Fees" section:

         These waivers and reductions generally extend through April 30, 2004 but may be terminated at any time by the fund.









SUPP-03.09